INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense [Line Items]
Tax Credit Carryforward, Subject To Expiration	$ (500)
Increase in valuation allowance	11,000	$ 15,500
Increase recognized in the income statement	1,156	8,036	$ 7,675
Valuation allowance decreases recognized	9,117	23,402	2,492
Changes on acquisition/disposal			(723)
Changes in other comprehensive income			234
Valuation allowance related to exchange rate translation adjustments	3,077	117	1,247
Book-over-tax basis difference	653,900
Estimated withholding and income taxes on book-over-tax basis difference	65,100
Unrecognized tax benefit	10,222		10,733	$ 48,081
Additional income tax benefit	8,900	5,500
Potential decrease in total unrecognized tax benefit	3,300
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount	$ 3,100
Valuation Allowance, Commentary	3.1
Income Tax Examination, Penalties and Interest Expense		400	$ 4,400
Accrued interest and penalties	$ 5,500	$ 4,000
Foreign Tax Authority
Income Tax Expense [Line Items]
Tax credit carryforwards	1,500
Foreign Tax Authority | Tax Year 2029
Income Tax Expense [Line Items]
Tax Credit Carryforward, Subject To Expiration	(700)
Foreign Tax Authority | Tax Year 2032
Income Tax Expense [Line Items]
Tax Credit Carryforward, Subject To Expiration	(300)
Foreign Tax Authority | Tax Year 2033
Income Tax Expense [Line Items]
Tax Credit Carryforward, Subject To Expiration	(100)
Foreign Tax Authority | Tax Year 2034
Income Tax Expense [Line Items]
Tax Credit Carryforward, Subject To Expiration	(100)
Foreign Tax Authority | Tax Year 2035
Income Tax Expense [Line Items]
Tax Credit Carryforward, Subject To Expiration	$ (300)